[AIG LETTERHEAD]

VIA EDGAR TRANSMISSION

May 4, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      American General Life Insurance Company Separate Account VL-R
         ("Registrant")
         American General Life Insurance Company ("Depositor")
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-08561)
         (CIK No. 0001051485)


FILE NUMBER	PRODUCT NAME
-----------     ------------
333-196172	AG Platinum Choice VUL
333-43264	AGL Platinum Investor III

Members of the Commission:

           As the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933
("1933 Act"), Registrant has elected to file the certifications set out below in lieu of electronically filing definitive copies of the prospectuses and statements of additional information contained in its most recent amendments to its Form N-6 Registration Statements ("Amendments"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

           (1) In connection with the above-referenced Registration Statements, the form of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendments would not have been different from that contained in the Amendments, and

           (2) The text of the most recent Registration Statements or Amendments has been filed with the Commission electronically.

Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-3633.

                                                Very truly yours,


                                                /s/ Steven A. Glover

                                                Steven A. Glover
                                                Assistant General Counsel



                            American General Life Insurance Company
                         2919 Allen Parkway, L4-01, Houston, TX 77019